Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares Value
Common Stocks - 98.1%
Chemicals - 0.9%
Calix Ltd.* 50,886 $ 199,005
Containers & Packaging - 2.5%
DS Smith plc 128,646 559,859
Electric Utilities - 4.0%
SSE plc 43,164 915,854
Electrical Equipment - 10.8%
Legrand SA 6,146 545,470
Nidec Corp. 8,300 457,618
Schneider Electric SE 6,347 1,022,393
Vestas Wind Systems A/S 15,166 440,115
2,465,596
Electronic Equipment, Instruments & Components - 8.7%
Keyence Corp. 1,000 455,842
Murata Manufacturing Co. Ltd. 13,400 761,887
Shimadzu Corp. 25,400 775,409
1,993,138
Entertainment - 3.6%
Nintendo Co. Ltd. 19,000 821,831
Health Care Equipment & Supplies - 8.1%
Fisher & Paykel Healthcare Corp. Ltd. 28,586 466,646
Nanosonics Ltd.* 64,393 219,159
Olympus Corp. 48,600 907,571
Siemens Healthineers AG (144A) 4,564 243,227
1,836,603
Health Care Providers & Services - 1.0%
New Horizon Health Ltd. (144A)* 55,742 216,182
Independent Power and Renewable Electricity Producers - 7.4%
Boralex, Inc. - Class A 34,332 957,905
Innergex Renewable Energy, Inc. 61,221 725,834
1,683,739
Insurance - 13.5%
AIA Group Ltd. 103,346 1,167,472
Allianz SE (Registered) 3,392 807,507
Intact Financial Corp. 7,603 1,099,867
3,074,846
IT Services - 0.6%
Adyen NV (144A)* 87 130,164
Leisure Products - 4.1%
Shimano, Inc. 3,000 530,355
Yamaha Corp. 10,700 413,042
943,397
Machinery - 3.7%
Alstom SA 9,940 293,633
Knorr-Bremse AG 8,457 552,553
846,186
Professional Services - 7.8%
SMS Co. Ltd. 13,700 356,077
TechnoPro Holdings, Inc. 26,400 815,072
Wolters Kluwer NV 5,526 601,051
1,772,200
Semiconductors & Semiconductor Equipment - 10.9%
ASML Holding NV 1,618 1,058,906
Infineon Technologies AG 27,997 1,000,818

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 4,695 $ 435,368
2,495,092
Software - 8.2%
Constellation Software, Inc. 393 692,362
Kinaxis, Inc.* 3,596 416,773
Linklogis, Inc. - Class B (144A)* 690,870 421,297
Rakus Co. Ltd. 24,700 333,145
1,863,577
Textiles, Apparel & Luxury Goods - 2.3%
adidas AG 3,341 534,767
Total Common Stocks (cost $29,191,290) 22,352,036
Investment Companies - 1.8%
Money Market Funds - 1.8%
Federated Hermes Government Obligations Tax-Managed Fund, 4.1900%
∞
(cost
$412,780) 412,780 412,780
Total Investments (total cost $29,604,070 ) - 99.9% 22,764,816
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 31,537
Net Assets - 100.0% $22,796,353
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Japan $ 6,627,849 29.1%
Canada 3,892,741 17.1
Germany 3,138,872 13.8
France 1,861,496 8.2
Netherlands 1,790,121 7.9
United Kingdom 1,475,713 6.5
Hong Kong 1,167,472 5.1
China 637,479 2.8
New Zealand 466,646 2.1
Denmark 440,115 1.9
Taiwan 435,368 1.9
Australia 418,164 1.8
United States 412,780 1.8
Total $ 22,764,816 100.0%

Janus Henderson International Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

ADR American Depositary Receipt
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of January 31, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2023 is $1,010,870 which represents 4.4% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 22,352,036 $ — $ —
Investment Companies 412,780 — —
Total Assets $ 22,764,816 $ — $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70436 03-23